BLACKROCK FUNDSSM

BlackRock Mid-Cap Growth Equity Portfolio

(the “Fund”)

Supplement dated August 1, 2018 to the Summary Prospectus and Prospectus for Investor A, Investor C, Institutional and Class R Shares of the Fund and the Statement of Additional Information of the Fund, each dated January 25, 2018

Effective September 4, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Mid-Cap Growth Equity Portfolio—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Mid-Cap Growth Equity Portfolio—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.

The “Share Classes at a Glance” chart in the section of the Prospectus entitled “Account Information—How to Choose the Share Class that Best Suits Your Needs” is amended to delete the row captioned “Deferred Sales Charge?” applicable to Investor A Shares, and to replace it with the following:

Deferred Sales Charge?	No. (May be charged for purchases of $1,000,000 ($250,000 for Mid-Cap Growth Equity) or more that are redeemed within 18 months).

The section of the Prospectus entitled “Account Information—Details About the Share Classes—Investor A Shares—Initial Sales Charge Option” is deleted in its entirety and replaced with the following:

The following tables show the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following tables.

Advantage Small Cap Growth

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 but less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over[2]	0.00%	0.00%	— [2]

[1]	Rounded to the nearest one-hundredth percent.

[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

Mid-Cap Growth Equity

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 but less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 and over[2]	0.00%	0.00%	— [2]

[1]	Rounded to the nearest one-hundredth percent.

[2]	If you invest $250,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends or capital gains.

The first paragraph in the section of the Prospectus entitled “Account Information—Details About the Share Classes—Investor A Shares at Net Asset Value” is deleted in its entirety and replaced with the following:

If you invest $1,000,000 ($250,000 for Mid-Cap Growth Equity) or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”

Effective September 4, 2018, the following changes are made to the Fund’s Statement of Additional Information:

The first sentence of the second paragraph in the section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Reduced Initial Sales Charges—Other” is deleted in its entirety and replaced with the following:

If you invest $1,000,000 ($250,000 for BlackRock Equity Dividend Fund, BlackRock Event Driven Equity Fund of BlackRock Large Cap Series Funds, Inc., BlackRock Global Allocation Fund, Inc. and BlackRock Mid-Cap

Growth Equity Portfolio of BlackRock FundsSM) or more in Investor A or Investor P Shares, as applicable, you may not pay an initial sales charge.

The third paragraph in the section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Reduced Initial Sales Charges—Other” is deleted in its entirety and replaced with the following:

With respect to certain employer-sponsored retirement plans, if a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC (as defined below) related to purchases of $1,000,000 ($250,000 for BlackRock Equity Dividend Fund, BlackRock Event Driven Equity Fund of BlackRock Large Cap Series Funds, Inc., BlackRock Global Allocation Fund, Inc. and BlackRock Mid-Cap Growth Equity Portfolio of BlackRock FundsSM) or more of Investor A or Investor P Shares. This may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

The section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Reduced Initial Sales Charges—Other—Placement Fees.” is deleted in its entirety and replaced with the following:

Placement Fees.

BlackRock may pay placement fees to dealers, up to the following amounts, on purchases of Investor A Shares of all Funds.

Except as noted below these placement fees may be up to the following amounts:

$1 million but less than $3 million	1.00%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

With respect to BlackRock Equity Dividend Fund, BlackRock Event Driven Equity Fund of BlackRock Large Cap Series Funds, Inc., BlackRock Global Allocation Fund, Inc. and BlackRock Mid-Cap Growth Equity Portfolio of BlackRock FundsSM, the placement fees may be up to the following amounts:

$250,000 but less than $3 million	1.00%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

There are no placement fees for Investor P Shares of iShares MSCI EAFE International Index Fund and iShares Russell 2000 Small-Cap Index Fund, each a series of BlackRock Index Funds, Inc., and iShares S&P 500 Index Fund, a series of BlackRock Funds III.

For the tables above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A Shares of BlackRock Global Allocation Fund, Inc. will result in no placement fee for the first $250,000, a placement fee of up to 1.00% for the next $2.75 million and a placement fee of up to 0.50% on the final $1 million).

Shareholders should retain this Supplement for future reference.

PRSAI-MC-0818SUP

3